Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure1	R 1,839	R 341
Share of joint operation's contracts for capital expenditure	105	32
Authorised by the directors but not contracted for	6,300	7,425
Total capital commitments	8,244	7,798
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	150	146
Total guarantees
Disclosure of contingent liabilities [line items]
Guarantees	979	960
Guarantees and suretyships
Disclosure of contingent liabilities [line items]
Guarantees	500	481
Environmental guarantees
Disclosure of contingent liabilities [line items]
Guarantees	R 479	R 479